Subsequent events	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Subsequent events

Note 14. Subsequent events

Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are issued. The Company noted the following subsequent events that occurred after the balance sheet date of September 30, 2022:

●	On October 26, 2022, SHF Holdings, Inc., entered into a Forbearance Agreement (the “Forbearance Agreement”) with PCCU and Luminous Capital USA Inc. (“Luminous”). As per the terms of the agreement, PCCU has agreed to defer all payments owed pursuant to the Purchase Agreement for a period of six (6) months from the date hereof while the Parties engage in good faith efforts to renegotiate the payment terms applicable to the Deferred Obligation (the “Forbearance Period”).

●	On October 29, 2022, SHF Holdings, Inc., entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the PCCU, SHF Merger Sub I and a direct wholly-owned subsidiary of Parent (“Merger Sub I”), SHF Merger Sub II, LLC, and a direct wholly-owned subsidiary of Parent (“Merger Sub II” and, together with Merger Sub I, the “Merger Subs”), Rockview Digital Solutions, Inc., d/b/a Abaca (the “Company”) and Dan Roda, solely in such individual’s capacity as the representative of the Company Security Holders (the “Company Stockholders’ Representative”). The Merger Agreement provides that the Parent will acquire the Company in exchange for (a) cash consideration in an amount equal to (i) $9,000,000 ($3,000,000 is payable at closing, with an additional $3,000,000 payable at each of the one-year and two-year anniversaries of the closing); and (b) $21,000,000 of validly issued, fully paid and non-assessable shares of the Parent’s common stock, $0.0001 par value per share, payable in two installments of $8,400,000 on the closing date of merger and $12,600,000 on the first anniversary of the closing year. This transaction is expected to close in the fourth quarter of 2022.

●	On November 2, 2022, EF Hutton, a division of Benchmark Investments, LLC (“EF Hutton”) issued a notice of default to the Company towards a promissory note (the “Note”) entered with the company on September 28, 2022, amounting to $2,166,250. The Note provides that the Company was obligated to pay EF Hutton the principal sum of $2,166,250 on the following schedule: (i) $715,750 on October 14, 2022 and (ii) $362,625 on each of October 31, 2022, November 30, 2022, December 31, 2022, and January 31, 2023. The legal notice indicates that the principal balance of the $1,450,500 is immediately due and payable with default interest of 24% per annum, and that EF Hutton intended to pursue legal action if full payment was not received by November 7, 2022. EF Hutton claimed that SHF defaulted on the Note by failing to pay the $362,625 instalment payment due on October 31, 2022. The Company is currently investigating available remedies and intends to defend itself against any claims.

●	As noted in Note 12 above, on June 16, 2022, NLIT entered into a Forward Purchase Agreement with Midtown East. Subsequent to entering into the Forward Purchase Agreement, the Company, NLIT, and Midtown East entered into assignment and novation agreements with Verdun and Vellar pursuant to which Midtown East assigned its obligations as to 1,666,666 shares of the shares of Class A Stock to be purchased under the Forward Purchase Agreement to each of Verdun and Vellar. As contemplated by the Forward Purchase Agreement, should the Volume Weighted Average share Price (VWAP) Price for 20 Scheduled Trading Days be less than $3.00 prior to the maturity date, Midtown East, Verdun and Vellar may elect an optional early termination to sell some or all of the shares (the “Terminated Shares”) of Class A Stock in the open market. If Midtown East, Verdun and Vellar sell any shares prior to the Maturity Date, the pro-rata portion of the Reset Price will be released from the escrow account and paid to SHF. Midtown East, Verdun and Vellar shall retain any proceeds in excess of the Reset Price that is paid to SHF. The Company will continue to monitor the aforementioned VWAP during the fourth quarter of 2022.

Northern Lights Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent events

Note 11 – Subsequent Event

On February 11, 2022, the Company and the Sponsor entered into a definitive unit purchase agreement (the “Unit Purchase Agreement”) with SHF, LLC d/b/a Safe Harbor Financial (“SHF”), SHF Holding Co., LLC, the sole member of SHF (the “Seller”), and Partner Colorado Credit Union, the sole member of the Seller (“PCCU”). Pursuant to the Unit Purchase Agreement, upon the closing (the “Closing”) of the contemplated transactions (collectively, the “Business Combination”), the Company will purchase all of the issued and outstanding membership interests of SHF in exchange for an aggregate of $185,000,000, consisting of (i) 11,386,139 shares of Class A Common Stock with an aggregate value equal to $115,000,000 and (b) $70,000,000 in cash. The obligations of the parties to consummate the Business Combination are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (a) the representations and warranties of the respective parties being true and correct subject to the materiality standards contained in the Unit Purchase Agreement; (b) material compliance by the parties of their respective pre-closing covenants and agreements, subject to the standards contained in the Unit Purchase Agreement; (c) the approval by the Company’s stockholders of the Business Combination; (d) the approval by the Seller’s manager of the Business Combination; (e) the approval by SHF’s managers of the Business Combination; (f) the absence of any Material Adverse Effect (as defined in the Unit Purchase Agreement) with respect to the Company or with respect to SHF since the effective date of the Unit Purchase Agreement that is continuing and uncured; (g) the Company having at least $5,000,001 in tangible net assets upon the Closing; (h) the election of the members of the post-Closing board of directors consistent with the provisions of the Unit Purchase Agreement, a majority of which are to be independent in accordance with the Nasdaq rules; (i) the entry into certain ancillary agreements as of the Closing; (j) the lack of any notice or communication from, or position of, the SEC requiring the Company to amend or supplement the proxy statement on Schedule 14A to be delivered to its stockholders in connection with the approval of the Business Combination and related matters; and (k) the receipt of certain closing deliverables.

Concurrently with entering into the Unit Purchase Agreement, the Company entered into a securities purchase agreement (a “Securities Purchase Agreement”) with certain investors (collectively, the “PIPE Investors”), pursuant to which, among other things, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors, an aggregate of 60,000 shares (the “PIPE Shares”) of the Company’s Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Convertible Preferred Stock”), and warrants to purchase up to a number of shares of Class A Common Stock equal to 50% of shares of the Class A Common Stock issuable upon conversion of the PIPE Shares (the “PIPE Warrants”) for gross proceeds of $60.0 million (the “PIPE Financing”). The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Securities Purchase Agreement provides that it will terminate upon the earlier to occur of (i) termination of the Unit Purchase Agreement and (ii) the mutual written agreement of each of the parties.

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, other than the events included in the above notes, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.